UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA
President and Chief Executive Officer

September 27, 2019

II	Western Asset Short Duration Municipal Income Fund

Performance review

For the six months ended August 31, 2019, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 2.42%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Three-Year Municipal Bond Indexi, returned 2.39% for the same period. The Lipper Short Municipal Debt Funds Category Averageii returned 1.87% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	2.42%
Class A2	2.34%
Class C	2.23%
Class I	2.48%
Class IS	2.32%
Bloomberg Barclays Three-Year Municipal Bond Index	2.39%
Lipper Short Municipal Debt Funds Category Average	1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2019 for Class A, Class A2, Class C, Class I and Class IS shares were 0.98%, 0.84%, 0.61%, 1.12% and 1.19%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.10%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2019, as supplemented August 13, 2019, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 0.55%, 0.69%, 0.90%, 0.42% and 0.34%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Short Duration Municipal Income Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.70% for Class A shares, 0.90% for Class A2 shares, 1.05% for Class C, 0.40% for Class I and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,
Jane Trust, CFA
President and Chief Executive Officer

September 27, 2019

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Short Duration Municipal Income Fund

[i]	The Bloomberg Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 140 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration Municipal Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.42%	$1,000.00	$1,024.20	0.68%	$3.46	Class A	5.00%	$1,000.00	$1,021.72	0.68%	$3.46
Class A2	2.34	1,000.00	1,023.40	0.83	4.22	Class A2	5.00	1,000.00	1,020.96	0.83	4.22
Class C	2.23	1,000.00	1,022.30	1.05	5.34	Class C	5.00	1,000.00	1,019.86	1.05	5.33
Class I	2.48	1,000.00	1,024.80	0.56	2.85	Class I	5.00	1,000.00	1,022.32	0.56	2.85
Class IS	2.32	1,000.00	1,023.20	0.49	2.49	Class IS	5.00	1,000.00	1,022.67	0.49	2.49

2	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index

MBS	— Mortgage-Backed Securities

WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index

MBS	— Mortgage-Backed Securities

WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.3%
Alabama — 4.9%
Black Belt Energy Gas District, AL, Gas Supply Revenue:
Series A	4.000%	12/1/23	$5,000,000	$5,463,800	(a)(b)
Series A, LIQ - Royal Bank of Canada	4.000%	6/1/21	13,010,000	13,603,776	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B	2.344%	6/1/24	1,500,000	1,487,100	(a)(b)
Project #1, Series A	4.000%	4/1/24	8,380,000	9,201,240	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	2.000%	4/1/24	15,000,000	14,829,600	(a)(b)
Total Alabama				44,585,516
Alaska — 0.4%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,155,000	3,376,355
Arizona — 2.4%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	4,310,000	4,505,372	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	5,000,000	5,803,000	(a)(b)(c)
Maricopa County, AZ, IDA:
Banner Health Obligation, Series B, Refunding	1.730%	10/18/22	2,500,000	2,504,250	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,091,260	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,997,770	(d)
Total Arizona				21,901,652
California — 2.5%
California State Department of Water Resources, Central Valley Project Revenue, Water Systems, Series AT, (SIFMA Municipal Swap Index Yield + 0.370%)	1.720%	12/1/22	2,000,000	2,006,200	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding, (1 mo. LIBOR x 0.7 + 0.380%)	1.878%	8/1/21	3,750,000	3,752,137	(a)(b)
California State MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities, (SIFMA Municipal Swap Index Yield + 0.350%)	1.700%	12/1/20	6,500,000	6,503,835	(a)(b)
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	367,767	(c)

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State, GO:
Series B, (SIFMA Municipal Swap Index Yield + 0.380%)	1.730%	12/1/22	$6,890,000	$6,911,152	(a)(b)
Series D, (SIFMA Municipal Swap Index Yield + 0.290%)	1.640%	12/1/20	350,000	350,196	(a)(b)
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A, Refunding	5.000%	5/1/25	2,505,000	2,756,352	(c)
Total California				22,647,639
Colorado — 4.0%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding:
Joint Refunding	5.000%	12/1/25	3,000,000	3,373,710
Joint Refunding	5.000%	12/1/26	6,135,000	6,890,893
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,967,875	(c)
Subordinate Series A	5.500%	11/15/27	2,480,000	2,891,655	(c)
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	2/1/21	2,615,000	2,752,941	(a)(e)
Catholic Health Initiatives, Series A	5.000%	2/1/21	2,080,000	2,189,720	(f)
Catholic Health Initiatives, Series B3	1.875%	11/6/19	5,545,000	5,551,100	(a)(b)
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	3,750,000	4,438,800	(a)(b)
Plaza Metropolitan District #1, CO, Revenue, Refunding	5.000%	12/1/19	1,000,000	1,008,310	(g)
Total Colorado				36,065,004
Connecticut — 4.6%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	306,583	(f)
Series D, AGM, Prerefunded	5.000%	8/15/22	355,000	395,367	(f)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	764,557
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	975,925
Connecticut State, GO:
Series A	2.250%	3/1/23	1,600,000	1,617,024	(b)
Series A	2.300%	3/1/24	2,215,000	2,237,261	(b)
Series A	5.000%	4/15/25	1,500,000	1,798,140
Series B	5.000%	4/15/25	2,500,000	2,743,350

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series B, Refunding	5.000%	4/15/21	$1,670,000	$1,771,937
Series C	5.000%	6/15/23	750,000	854,093
Series E	5.000%	9/15/23	4,500,000	5,004,855
Series E	5.000%	9/15/26	2,750,000	3,055,772
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	2.400%	3/1/23	4,325,000	4,393,075	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,000,000	6,148,400
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,340,000	3,751,354
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,310,000	5,966,688
Total Connecticut				41,784,381
Florida — 1.5%
Broward County, FL, Airport System Revenue:
Series P-1, Refunding	5.000%	10/1/23	1,275,000	1,416,002	(c)
Series P-1, Refunding	5.000%	10/1/26	3,500,000	3,874,745	(c)
Broward County, FL, Port Facilities Revenue, Series B, Refunding	5.000%	9/1/22	3,000,000	3,213,150	(c)
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,155,762	(a)(b)
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,212,122	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,606,800
Total Florida				13,478,581
Georgia — 4.9%
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,925,000	3,972,689	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,411,535	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A, LIQ - Royal Bank of Canada	4.000%	9/1/23	10,025,000	10,989,505	(a)(b)
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.920%	12/1/23	6,665,000	6,638,007	(a)(b)

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Monroe County, GA, Development Authority, PCR:
Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	$1,000,000	$1,024,950
Oglethorpe Power Corp. Scherer Project, Series A	2.400%	4/1/20	3,925,000	3,947,843	(a)(b)
Total Georgia				44,984,529
Hawaii — 1.7%
Hawaii State Airports System Revenue, Refunding	5.000%	7/1/23	5,500,000	5,875,100	(c)
Honolulu City & County, HI, GO:
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.300%)	1.650%	9/1/20	5,000,000	5,000,300	(a)(b)
Rail Transit Project, (SIFMA Municipal Swap Index Yield + 0.320%)	1.670%	9/1/20	4,850,000	4,850,291	(a)(b)
Total Hawaii				15,725,691
Illinois — 8.0%
Chicago, IL, GO:
Series 2002B	5.000%	1/1/20	1,575,000	1,590,687
Series 2003B, Refunding	5.000%	1/1/20	3,275,000	3,307,619
Chicago, IL, Midway International Airport Revenue, Series A, Refunding	5.000%	1/1/20	2,010,000	2,034,462	(c)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,339,360	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,254,520	(c)
Series C	5.000%	1/1/23	1,035,000	1,156,364	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,968,269
Series C, Refunding	5.000%	1/1/24	2,750,000	2,956,745
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/20	1,255,000	1,269,734
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,155,000	1,241,983
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,532,317
Illinois State EFA Revenue, University of Chicago, Series B-2	1.550%	2/13/20	2,500,000	2,503,725	(a)(b)
Illinois State Finance Authority Revenue:
Series 2019, Refunding	2.016%	9/1/22	3,500,000	3,500,070	(a)(b)
University of Chicago Medical Center	5.000%	8/15/24	1,995,000	2,068,675

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/23	$17,260,000	$19,052,278
Series 2016	5.000%	11/1/23	5,420,000	6,016,959
Series B, Refunding	5.000%	10/1/21	2,500,000	2,661,025
Series D	5.000%	11/1/21	5,375,000	5,705,294
University of Illinois Revenue, Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,503,320
Total Illinois				72,663,406
Indiana — 4.2%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,385,023	(a)(b)
Indiana State Finance Authority, Hospital Revenue, Methodist Hospitals Inc., Series A, Refunding	5.000%	9/15/19	300,000	300,285
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	1.250%	5/1/20	3,270,000	3,271,047	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,800,000	3,409,364	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	11,000,000	12,230,570	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	7,500,000	8,415,450	(a)(b)(c)
BP Products North America Inc. Project	5.000%	11/1/24	4,500,000	5,290,155	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	3,000,000	3,656,460	(a)(b)(c)
Total Indiana				37,958,354
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	750,000	762,713
Kansas — 1.7%
Kansas State Department of Transportation Highway Revenue, Series C-3	1.961%	9/1/23	16,000,000	16,006,720	(b)
Kentucky — 4.5%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	7,250,000	7,243,765	(a)(b)(c)(d)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	4/1/24	22,170,000	24,412,717	(a)(b)

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Series A	1.850%	4/1/21	$2,500,000	$2,524,475	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Series A	1.300%	5/1/23	6,900,000	6,882,681	(c)(d)
Total Kentucky				41,063,638
Maryland — 2.8%
Maryland State and Local Facilities Loan, GO:
Series A	5.000%	3/1/22	15,415,000	16,910,717
Series B, Refunding	5.000%	8/1/24	6,970,000	8,282,312
Total Maryland				25,193,029
Massachusetts — 1.7%
Massachusetts DFA, Wellforce Issue, Series A	5.000%	7/1/22	400,000	439,544
Massachusetts State, GO, Consolidated Loan, Series F	5.000%	5/1/27	3,210,000	4,106,007
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/22	1,500,000	1,657,530	(c)
Series C	5.000%	7/1/25	5,185,000	6,262,340	(c)
Series C	5.000%	7/1/26	2,500,000	3,092,375	(c)
Total Massachusetts				15,557,796
Michigan — 1.0%
Michigan State Finance Authority Revenue:
Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/19	1,215,000	1,218,572	(a)(e)
Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/21	1,300,000	1,351,584
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit Group	1.500%	5/1/20	1,935,000	1,938,793	(a)(b)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	5,010,190	(c)
Total Michigan				9,519,139
Montana — 0.5%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	1.800%	9/1/23	1,900,000	1,900,836	(a)(b)
Montana State Facility Finance Authority Revenue, Billings Clinic Obligation, Refunding	1.900%	8/15/23	2,915,000	2,912,377	(a)(b)
Total Montana				4,813,213
Nevada — 1.4%
Clark County, NV, PCR, Southern California Edison Co., Series A, Refunding	1.875%	4/1/20	3,650,000	3,659,855	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — continued
Clark County, NV, School District GO, Building, Series A, Refunding	5.000%	6/15/22	$6,915,000	$7,640,038
Washoe County, NV, Water Facilities Revenue, Series E, Refunding	2.050%	4/15/22	1,500,000	1,521,240	(a)(b)(c)
Total Nevada				12,821,133
New Jersey — 8.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Series 2014	5.000%	11/1/20	1,000,000	1,036,240
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, Refunding	5.000%	7/1/27	5,450,000	6,736,472
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,346,233	(a)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.900%	9/1/27	1,600,000	1,605,728	(b)
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	4,430,000	4,683,617
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.950%	3/1/28	3,080,000	3,092,258	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,660,000	1,800,519
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	1,045,000	1,045,930	(c)
New Jersey State EFA Revenue, Kean University, Series H, Refunding	5.000%	7/1/20	1,350,000	1,392,755
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, Senior, Series 1A-1	3.000%	12/1/19	4,250,000	4,266,278	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes, Subseries A-1 and Subseries A-2	5.000%	6/15/22	5,800,000	6,357,960
Series AA	5.000%	6/15/26	5,470,000	6,123,282
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	2.550%	12/15/21	15,750,000	15,852,690	(a)(b)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	4,057,515
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,247,534

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding	2.261%	1/1/24	$4,000,000	$4,023,480	(b)
Series D-1, Refunding	2.261%	1/1/24	13,000,000	13,074,100	(b)
Tobacco Settlement Financing Corp., NJ, Series A, Refunding	5.000%	6/1/21	1,500,000	1,590,600
Total New Jersey				81,333,191
New Mexico — 1.9%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,438,833	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	11,500,000	11,531,050	(a)(b)
Total New Mexico				16,969,883
New York — 7.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	3.750%	1/1/20	130,000	130,887	(c)(g)
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding	2.311%	10/1/23	4,500,000	4,521,150	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	2.311%	10/1/23	4,000,000	4,018,800	(a)(b)
MTA, NY, Dedicated Tax Revenue, Series A-2B, Refunding, (SIFMA Municipal Swap Index Yield + 0.580%)	1.930%	11/1/19	3,155,000	3,155,347	(a)(b)
MTA, NY, Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,000,000	1,062,760
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	1.800%	11/15/22	6,500,000	6,488,690	(a)(b)
New York State Dormitory Authority, Personal Income Tax Revenue, Series A	5.000%	3/15/24	5,000,000	5,866,050
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/21	9,000,000	9,539,370	(c)
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/22	7,350,000	7,917,346	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,459,012	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	3,122,331	(c)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Consolidated Series 195	5.000%	10/1/21	$4,475,000	$4,823,200	(c)
Consolidated Series 207	5.000%	9/15/25	10,100,000	12,262,612	(c)
Total New York				69,367,555
North Carolina — 0.6%
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/21	410,000	429,282
Senior Lien, Refunding	5.000%	1/1/22	600,000	649,032
Senior Lien, Refunding	5.000%	1/1/23	700,000	780,143
Senior Lien, Refunding	5.000%	1/1/25	500,000	587,980
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	1.844%	12/1/21	3,000,000	3,002,850	(a)(b)
Total North Carolina				5,449,287
Ohio — 1.9%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	1,250,000	1,273,850	(a)(b)
Ohio State Higher Education, GO, Series A, Refunding	5.000%	8/1/22	3,000,000	3,336,930
Ohio State Higher Educational Facility Revenue, Series A, Refunding	1.991%	4/1/22	2,000,000	2,000,080	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,804,842
Ohio State Water Development Authority, Water PCR, Notes, Loan Fund, Series B, (SIFMA Municipal Swap Index Yield + 0.220%)	1.570%	12/1/20	6,500,000	6,500,260	(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation, Series A, Refunding	5.000%	7/1/20	2,550,000	2,628,412
Total Ohio				17,544,374
Oregon — 0.7%
Oregon State Business Development Commission, Economic Development Revenue, Intel Corporation, Series 205	5.000%	3/1/22	6,015,000	6,547,328	(a)(b)(c)
Pennsylvania — 7.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/21	2,600,000	2,760,966
Commonwealth of Pennsylvania, GO, 2nd Series, Refunding	5.000%	1/15/22	5,360,000	5,849,850

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Series B	1.950%	6/1/24	$1,500,000	$1,500,435	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,597,286	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,900,189	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project, Series A, Refunding	2.550%	6/1/20	3,000,000	3,028,680	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,000,000	1,025,440	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,271,288	(a)(b)(c)
Waste Management Inc. Project, Series A	1.700%	8/3/20	2,750,000	2,755,473	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	511,870	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	1.950%	12/1/23	4,500,000	4,549,995	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	2.050%	12/1/23	10,000,000	10,137,100	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.880%)	2.230%	12/1/20	13,775,000	13,864,813	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	2.330%	12/1/21	5,250,000	5,323,447	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,077,380
Total Pennsylvania				68,154,212
South Carolina — 0.6%
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	1.944%	10/1/22	5,500,000	5,501,265	(a)(b)
Tennessee — 0.6%
Tennessee Energy Acquisition Corp., Project, Series A	4.000%	5/1/23	4,840,000	5,239,736	(a)(b)
Texas — 7.1%
Alvin, TX, ISD, GO, Schoolhouse, Series B, PSF - GTD	1.400%	8/15/20	2,500,000	2,506,575	(a)(b)
Austin, TX, Public Improvement, Series A	4.000%	9/1/26	2,635,000	2,857,895
Clear Creek, TX, ISD, GO:
Series B, PSF - GTD	1.450%	8/14/20	3,000,000	3,009,270	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series B, PSF - GTD	2.150%	8/16/21	$2,450,000	$2,488,906	(a)(b)
Cypress-Fairbanks, TX, ISD, GO, Refunding, PSF - GTD	5.000%	2/15/25	2,000,000	2,111,220
Dallas, TX, Waterworks & Sewer System Revenue, Series A, Refunding	5.000%	10/1/25	2,000,000	2,464,000
Dallas-Fort Worth, TX, International Airport Revenue, Series D	5.250%	11/1/23	2,250,000	2,456,550
Georgetown, TX, ISD, GO, Series B, PSF - GTD	2.750%	8/1/22	1,780,000	1,853,033	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, School Building, Series B, PSF - GTD	1.950%	8/14/20	3,080,000	3,102,484	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF-GTD	5.000%	8/15/28	2,000,000	2,427,500
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, (SIFMA Municipal Swap Index Yield + 0.580%)	1.930%	12/1/19	2,425,000	2,426,140	(a)(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.750%)	2.100%	6/1/20	1,065,000	1,066,864	(b)
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	2.180%	6/1/21	3,710,000	3,723,801	(b)
Houston, TX, Airport System Revenue, Terminal Improvement Projects, Series B-2, Refunding	5.000%	7/15/20	1,600,000	1,643,520	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	1.841%	8/1/21	8,400,000	8,399,076	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	1.751%	8/16/21	1,640,000	1,639,442	(a)(b)
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	1.750%	9/1/20	2,000,000	1,997,460	(a)(b)(c)
Northside, TX, ISD, GO, Refunding, PSF-GTD	1.600%	8/1/24	2,000,000	2,022,360	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF-GTD	1.500%	8/15/24	1,500,000	1,513,335	(a)(b)
Port of Arthur, TX, Navigation District, Exempt Facility Revenue, Emerald Renewable Diesel LLC Project	1.900%	10/3/19	5,000,000	5,000,350	(a)(b)(c)(g)
Red River Education Finance Corp., TX, Higher Education Revenue, St. Edwards University Project, Refunding	5.000%	6/1/20	940,000	962,814
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.750%	12/1/22	2,500,000	2,610,725	(a)(b)

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	$3,480,000	$3,679,126	(a)(b)
Texas State Transportation Commission, Highway Improvement, GO	5.000%	4/1/28	2,550,000	2,987,248
Total Texas				64,949,694
Virginia — 2.8%
Louisa, VA, IDA, PCR:
Series 2008 B, Refunding	2.150%	9/1/20	3,355,000	3,384,994	(a)(b)
Series A, Refunding	1.900%	6/1/23	1,000,000	1,025,240	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	13,755,000	13,877,969	(a)(b)
Virginia Electric & Power Co., Series A	1.875%	6/1/20	5,000,000	5,023,350	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,047,580	(a)(b)
Total Virginia				25,359,133
Washington — 1.5%
Port of Seattle, WA, Special Facility Revenue, Refunding	5.000%	6/1/20	1,170,000	1,203,509	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	1.840%	11/1/23	3,160,000	3,178,265	(a)(b)
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	1.840%	11/1/23	4,000,000	4,023,120	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	2.518%	7/1/22	5,000,000	5,047,350	(a)(b)
Total Washington				13,452,244
West Virginia — 1.1%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	2,750,000	2,778,655	(a)(b)(c)
West Virginia University Revenue, West Virginia University Project, Refunding, (SIFMA Municipal Swap Index Yield + 0.530%)	1.880%	10/1/19	7,000,000	7,000,000	(a)(b)
Total West Virginia				9,778,655

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.7%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	$9,845,000	$9,972,788	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,385,000	5,387,154	(a)(b)
Total Wisconsin				15,359,942
Total Municipal Bonds (Cost — $872,111,064)				885,914,988
Collateralized Mortgage Obligations (h) — 0.9%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	4,837,123	4,886,509	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	2,902,273	2,931,906	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $7,739,396)				7,818,415
Total Investments before Short-Term Investments (Cost — $879,850,460)				893,733,403
Short-Term Investments — 3.2%
Municipal Bonds — 3.2%
Massachusetts — 0.5%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	4,800,000	4,800,000	(i)(j)
Mississippi — 0.8%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series C	1.350%	11/1/35	4,650,000	4,650,000	(i)(j)
Chevron USA Inc. Project, Series D	1.350%	11/1/35	2,700,000	2,700,000	(i)(j)
Total Mississippi				7,350,000
Missouri — 0.0%
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	1.400%	10/1/24	100,000	100,000	(i)(j)
New York — 0.9%
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-3, LOC - Scotiabank	1.420%	6/1/36	200,000	200,000	(c)(i)(j)
New York State, Mortgage Agency, Homeowner Mortgage Revenue, Series 215, SPA - Bank of America N.A.	2.120%	10/1/48	7,700,000	7,700,000	(i)(j)
Total New York				7,900,000

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.3%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase & Co.	1.370%	11/1/34	$3,000,000	$3,000,000	(i)(j)
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	900,000	900,000	(i)(j)
Pennsylvania — 0.1%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.360%	12/1/39	700,000	700,000	(i)(j)
North Huntingdon Township, PA, Municipal Authority Revenue, Series 2011, AGM, SPA - PNC Bank N.A.	1.590%	4/1/20	100,000	100,000	(i)(j)
Total Pennsylvania				800,000
Texas — 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.390%	12/1/27	600,000	600,000	(i)(j)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	1.390%	12/1/41	300,000	300,000	(i)(j)
Total Texas				900,000
Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Revenue, Taxable, Series D, SPA - FHLB	2.120%	3/1/28	1,055,000	1,055,000	(i)(j)
Wyoming — 0.3%
Uinta County, WY, PCR, Chevron USA Inc. Project, Refunding	1.350%	8/15/20	2,100,000	2,100,000	(i)(j)
Total Short-Term Investments (Cost — $28,905,000)				28,905,000
Total Investments — 101.4% (Cost — $908,755,460)				922,638,403
Liabilities in Excess of Other Assets — (1.4)%				(12,540,003)
Total Net Assets — 100.0%				$910,098,400

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Short Duration Municipal Income Fund

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAN	— Bond Anticipation Notes

COP	— Certificates of Participation

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PSF	— Permanent School Fund

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $908,755,460)	$922,638,403
Cash	57,940
Receivable for securities sold	8,220,043
Interest receivable	7,222,268
Receivable for Fund shares sold	740,363
Prepaid expenses	46,269
Total Assets	938,925,286

Liabilities:
Payable for securities purchased	26,168,000
Payable for Fund shares repurchased	1,904,172
Investment management fee payable	273,912
Service and/or distribution fees payable	149,725
Distributions payable	111,838
Trustees’ fees payable	3,707
Accrued expenses	215,532
Total Liabilities	28,826,886
Total Net Assets	$910,098,400

Net Assets:
Par value (Note 7)	$1,768
Paid-in capital in excess of par value	908,289,129
Total distributable earnings (loss)	1,807,503
Total Net Assets	$910,098,400

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Net Assets:
Class A	$354,416,972
Class A2	$1,137,518
Class C	$242,532,692
Class I	$309,856,693
Class IS	$2,154,525

Shares Outstanding:
Class A	68,848,410
Class A2	221,070
Class C	47,112,460
Class I	60,214,034
Class IS	418,531

Net Asset Value:
Class A (and redemption price)	$5.15
Class A2 (and redemption price)	$5.15
Class C (and redemption price)	$5.15
Class I (and redemption price)	$5.15
Class IS (and redemption price)	$5.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.27
Class A2 (based on maximum initial sales charge of 2.25%)	$5.27

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$11,083,704

Expenses:
Investment management fee (Note 2)	2,068,187
Service and/or distribution fees (Notes 2 and 5)	1,121,513
Transfer agent fees (Note 5)	317,103
Registration fees	62,738
Legal fees	46,959
Fund accounting fees	39,968
Audit and tax fees	25,323
Shareholder reports	12,696
Trustees’ fees	12,579
Insurance	7,397
Commitment fees (Note 8)	5,782
Interest expense	4,020
Custody fees	1,848
Miscellaneous expenses	11,701
Total Expenses	3,737,814
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,285)
Net Expenses	3,731,529
Net Investment Income	7,352,175

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	288,146
Change in Net Unrealized Appreciation (Depreciation) From Investments	13,108,906
Net Gain on Investments	13,397,052
Increase in Net Assets From Operations	$20,749,227

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$7,352,175	$15,130,883
Net realized gain (loss)	288,146	(2,864,891)
Change in net unrealized appreciation (depreciation)	13,108,906	3,769,716
Increase in Net Assets From Operations	20,749,227	16,035,708

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,410,238)	(15,090,772)
Decrease in Net Assets From Distributions to Shareholders	(7,410,238)	(15,090,772)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	242,218,258	292,081,295
Reinvestment of distributions	6,756,321	13,871,102
Cost of shares repurchased	(357,296,832)	(617,145,361)
Decrease in Net Assets From Fund Share Transactions	(108,322,253)	(311,192,964)
Decrease in Net Assets	(94,983,264)	(310,248,028)

Net Assets:
Beginning of period	1,005,081,664	1,315,329,692
End of period	$910,098,400	$1,005,081,664

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.04	0.07	0.06	0.02	0.05	0.06	0.07
Net realized and unrealized gain (loss)	0.08	0.00 [5]	(0.01)	(0.03)	(0.01)	(0.05)	0.02
Total income (loss) from operations	0.12	0.07	0.05	(0.01)	0.04	0.01	0.09

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.06)	(0.02)	(0.05)	(0.06)	(0.07)
Total distributions	(0.04)	(0.07)	(0.06)	(0.02)	(0.05)	(0.06)	(0.07)

Net asset value, end of period	$5.15	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17
Total return[6]	2.42%	1.47%	1.00%	(0.22)%	0.85%	0.13%	1.72%

Net assets, end of period (millions)	$ 354	$ 217	$ 265	$ 306	$ 352	$ 418	$ 436

Ratios to average net assets:
Gross expenses	0.68%[7]	0.70%	0.68%	0.66%[7]	0.66%	0.65%	0.66%
Net expenses[8]	0.68 [7,9]	0.70	0.68	0.66 [7]	0.66	0.65	0.66
Net investment income	1.65 [7]	1.46	1.19	1.13 [7]	1.05	1.15	1.33

Portfolio turnover rate	21%	40%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.75%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2019	2018	2017[3]	2016[4]	2015[5]

Net asset value, beginning of period	$ 5.07	$ 5.06	$5.08	$ 5.11	$ 5.13	$5.15

Income (loss) from operations:
Net investment income	0.04	0.07	0.05	0.01	0.04	0.04
Net realized and unrealized gain (loss)	0.08	0.01	(0.02)	(0.03)	(0.02)	(0.02)
Total income (loss) from operations	0.12	0.08	0.03	(0.02)	0.02	0.02

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.05)	(0.01)	(0.04)	(0.04)
Total distributions	(0.04)	(0.07)	(0.05)	(0.01)	(0.04)	(0.04)

Net asset value, end of period	$ 5.15	$ 5.07	$5.06	$ 5.08	$ 5.11	$5.13
Total return[6]	2.34%	1.54%	0.53%	(0.31)%	0.46%	0.34%

Net assets, end of period (000s)	$1,138	$1,009	$ 919	$1,110	$1,255	$ 908

Ratios to average net assets:
Gross expenses	0.83%[7]	0.84%	1.01%	0.97%[7]	0.87%	0.68%[7]
Net expenses[8]	0.83 [7,9]	0.84	0.95 [9]	0.95 [7,9]	0.87	0.68 [7]
Net investment income	1.50 [7]	1.34	0.92	0.85 [7]	0.85	1.16 [7]

Portfolio turnover rate	21%	40%	25%	10%	30%	30%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	For the period February 27, 2015 (inception date) to October 31, 2015.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.95%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	For the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.03	0.06	0.04	0.01	0.04	0.04	0.05
Net realized and unrealized gain (loss)	0.08	0.00 [5]	(0.01)	(0.03)	(0.01)	(0.05)	0.02
Total income (loss) from operations	0.11	0.06	0.03	(0.02)	0.03	(0.01)	0.07

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.04)	(0.01)	(0.04)	(0.04)	(0.05)
Total distributions	(0.03)	(0.06)	(0.04)	(0.01)	(0.04)	(0.04)	(0.05)

Net asset value, end of period	$5.15	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17
Total return[6]	2.23%	1.13%	0.65%	(0.33)%	0.49%	(0.22)%	1.36%

Net assets, end of period (millions)	$243	$464	$656	$906	$1,016	$1,124	$1,331

Ratios to average net assets:
Gross expenses	1.05%[7]	1.05%	1.03%	1.02%[7]	1.02%	1.01%	1.02%
Net expenses[8]	1.05 [7,9]	1.05	1.03 [9]	1.02 [7]	1.02	1.01	1.02
Net investment income	1.28 [7]	1.11	0.85	0.78 [7]	0.70	0.79	0.97

Portfolio turnover rate	21%	40%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 1.10%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.07	$5.08	$5.11	$5.13	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.05	0.08	0.07	0.02	0.06	0.06	0.07
Net realized and unrealized gain (loss)	0.08	0.00 [5]	(0.01)	(0.03)	(0.02)	(0.04)	0.02
Total income (loss) from operations	0.13	0.08	0.06	(0.01)	0.04	0.02	0.09

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.07)	(0.02)	(0.06)	(0.06)	(0.07)
Total distributions	(0.05)	(0.08)	(0.07)	(0.02)	(0.06)	(0.06)	(0.07)

Net asset value, end of period	$5.15	$5.07	$5.07	$5.08	$5.11	$5.13	$5.17
Total return[6]	2.48%	1.61%	1.11%	(0.19)%	0.73%	0.41%	1.79%

Net assets, end of period (millions)	$310	$324	$390	$404	$419	$376	$403

Ratios to average net assets:
Gross expenses	0.56%[7]	0.57%	0.57%	0.60%[7]	0.59%	0.57%	0.59%
Net expenses[8]	0.56 [7,9]	0.57	0.57	0.60 [7,9]	0.59	0.57	0.59
Net investment income	1.77 [7]	1.59	1.30	1.20 [7]	1.13	1.23	1.39

Portfolio turnover rate	21%	40%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018[3]

Net asset value, beginning of period	$5.08	$5.07	$5.11

Income (loss) from operations:
Net investment income	0.05	0.08	0.03
Net realized and unrealized gain (loss)	0.07	0.01	(0.04)
Total income (loss) from operations	0.12	0.09	(0.01)

Less distributions from:
Net investment income	(0.05)	(0.08)	(0.03)
Total distributions	(0.05)	(0.08)	(0.03)

Net asset value, end of period	$5.15	$5.08	$5.07
Total return[4]	2.32%	1.86%	(0.14)%

Net assets, end of period (000s)	$2,155	$127	$3,162

Ratios to average net assets:
Gross expenses	0.49%[5]	0.49%	0.49%[5]
Net expenses[6]	0.49 [5,7]	0.49	0.49 [5]
Net investment income	1.86 [5]	1.59	1.43 [5]

Portfolio turnover rate	21%	40%	25%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period September 15, 2017 (inception date) to February 28, 2018.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended February 28, 2018.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

32	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$885,914,988	—	$885,914,988
Collateralized Mortgage Obligations	—	7,818,415	—	7,818,415
Total Long-Term Investments	—	893,733,403	—	893,733,403
Short-Term Investments†	—	28,905,000	—	28,905,000
Total Investments	—	$922,638,403	—	$922,638,403

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

Under the investment management agreement, effective August 13, 2019, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

Prior to August 13, 2019, the Fund paid an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, effective August 13, 2019, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class I and Class IS shares did not exceed 0.70%, 0.90%, 1.05%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

Prior to August 13, 2019, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class I and Class IS shares did not exceed 0.75%, 0.95%, 1.10%, 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $6,285.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$2,006	$695
CDSCs	9,346	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2019, such purchase and sale transactions (excluding accrued interest) were $156,755,000 and $137,545,000, respectively.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$193,009,160	—
Sales	274,484,426	$260,604

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$908,755,460	$14,958,224	$(1,075,281)	$13,882,943

4. Derivative instruments and hedging activities

During the six months ended August 31, 2019, the Fund did not invest in derivative instruments.

36	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$197,173	$67,824
Class A2	780	1,040
Class C	923,560	119,946
Class I	—	128,259
Class IS	—	34
Total	$1,121,513	$317,103

For the six months ended August 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$459
Class A2	1
Class C	320
Class I	5,499
Class IS	6
Total	$6,285

6. Distributions to shareholders by class

	Six Months Ended August 31, 2019	Year Ended February 28, 2019

Net Investment Income:
Class A	$2,198,847	$3,449,326
Class A2	7,881	13,440
Class C	2,371,210	6,166,015
Class I	2,816,083	5,445,728
Class IS	16,217	16,263
Total	$7,410,238	$15,090,772

7. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	35,452,206	$181,521,478	12,255,765	$61,888,164
Shares issued on reinvestment	370,680	1,898,536	568,716	2,875,635
Shares repurchased	(9,656,162)	(49,321,772)	(22,474,588)	(113,604,220)
Net increase (decrease)	26,166,724	$134,098,242	(9,650,107)	$(48,840,421)

Class A2
Shares sold	54,433	$279,089	108,196	$547,424
Shares issued on reinvestment	1,541	7,881	2,659	13,441
Shares repurchased	(33,819)	(172,989)	(93,399)	(472,116)
Net increase	22,155	$113,981	17,456	$88,749

Class C
Shares sold	2,693,300	$13,779,849	13,864,813	$70,153,289
Shares issued on reinvestment	460,107	2,352,230	1,211,774	6,126,927
Shares repurchased	(47,409,039)	(242,256,771)	(53,202,831)	(268,917,814)
Net decrease	(44,255,632)	$(226,124,692)	(38,126,244)	$(192,637,598)

Class I
Shares sold	8,633,546	$44,140,343	31,541,229	$159,490,954
Shares issued on reinvestment	484,955	2,481,457	956,951	4,838,835
Shares repurchased	(12,729,896)	(65,035,394)	(45,690,761)	(231,104,989)
Net decrease	(3,611,395)	$(18,413,594)	(13,192,581)	$(66,775,200)

Class IS
Shares sold	490,474	$2,497,499	290	$1,464
Shares issued on reinvestment	3,168	16,217	3,214	16,264
Shares repurchased	(100,057)	(509,906)	(602,352)	(3,046,222)
Net increase (decrease)	393,585	$2,003,810	(598,848)	$(3,028,494)

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will

38	Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report

terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $5,782. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

9. Deferred capital losses

As of February 28, 2019, the Fund had deferred capital losses of $13,222,697, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Short Duration Municipal Income Fund 2019 Semi-Annual Report	39

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

FD02771 10/19 SR19-3718

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2019